Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,658,000
Previously Paid Amount	0.00
Total Fee Amount	228.97
Total Offset Amount	0.00
Net Fee	228.97
Narrative - Max Aggregate Offering Price	$ 1,658,000
Final Prospectus	true